                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /  (a)

     or fiscal year ending:           12/31/02 (b)


Is this a transition report?: (Y/N)   N
                                     ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   American General Life Insurance Company Separate
                         Account VL-R

   B. File Number:       811-8561

   C. Telephone Number:  (713) 831-3504

2. A. Street:            Post Office Box 1591

   B. City: Houston      C. State: TX     D. Zip Code: 77251     Zip Ext: 1591

   E. Foreign Country:         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)     N

4. Is this the last filing on this form by Registrant? (Y/N)      N

5. Is Registrant a small business investment company (SBIC)?(Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y/N)
   [If answer is "Y" (Yes) complete only items 111 through 132.]  Y

7. A. Is Registrant a series or multiple portfolio company?(Y/N)
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have
      at the end of the period                                    ______________

                                       01

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For period ending 12/31/02                            If filing more than one
                  --------                            Page 47, "X" box: [_]
File number 811-8561
                ----

UNIT INVESTMENT TRUSTS

111. A. [_] Depositor Name: ______________________________________________

     B. [_] File Number (If any): ________________________________________

     C. [_] City: _________ State: ______ Zip Code: _______ Zip Ext.: ____

        [_] Foreign Country: ___________ Foreign Postal Code: ______


111. A. [_] Depositor Name: ______________________________________________

     B. [_] File Number (If any): ________________________________________

     C. [_] City: _________ State: ______ Zip Code: _______ Zip Ext.: ____

        [_] Foreign Country: ___________ Foreign Postal Code: ______


112. A. [_] Sponsor Name: ________________________________________________

     B. [_] File Number (If any): ________________________________________

     C. [_] City: _________ State: ______ Zip Code: _______ Zip Ext.: ____

        [_] Foreign Country: ___________ Foreign Postal Code: ______


112. A. [_] Sponsor Name: ________________________________________________

     B. [_] File Number (If any):_________________________________________

     C. [_] City: _________ State: ______ Zip Code: _______ Zip Ext.: ____

        [_] Foreign Country: ___________ Foreign Postal Code: ______

                                       47

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For period ending   12/31/02                             If filing more than one
                    --------                             Page 48, "X" box:   [_]
File number 811-8561
                ----

113. A. [_] Trustee Name:_______________________________________________________

     B. [_] City:______________   State:_____   Zip Code:______  Zip Ext.:______

        [_] Foreign Country:_________________  Foreign Postal Code:_____________


113. A. [_] Trustee Name:_______________________________________________________

     B. [_] City:______________   State:_____   Zip Code:______  Zip Ext.:______

        [_] Foreign Country:_________________  Foreign Postal Code:_____________


114. A. [_] Principal Underwriter Name:_________________________________________

     B. [_] File Number:___________

     C. [_] City:______________   State:_____   Zip Code:______  Zip Ext.:______

        [_] Foreign Country:_________________  Foreign Postal Code:_____________


114. A. [_] Principal Underwriter Name:_________________________________________

     B. [_] File Number:___________

     C. [_] City:______________   State:_____   Zip Code:______  Zip Ext.:______

        [_] Foreign Country:_________________  Foreign Postal Code:_____________


115. A. [_] Independent Public Accountant Name:_________________________________

     B. [_] City:______________   State:_____   Zip Code:______  Zip Ext.:______

        [_] Foreign Country:_________________  Foreign Postal Code:_____________


115. A. [_] Independent Public Accountant Name:_________________________________

     B. [_] City:______________   State:_____   Zip Code:______  Zip Ext.:______

        [_] Foreign Country:_________________  Foreign Postal Code:_____________

                                       48

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For period ending 12/31/02                               If filing more than one
                  --------                               Page 49, "X" box: [_]
File number 811-8561
                ----

116. Family of investment companies information:

     A. [_] Is Registrant part of a family of investment companies?(Y/N)  Y
                                                                        -----
                                                                         Y/N

     B. [_] Identify the family in 10 letters  AGLSEPACCT
                                               ----------
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [_] Is Registrant a separate account of an insurance company?
            (Y/N)                                                       ______
                                                                         Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B. [_] Variable annuity contracts?(Y/N)                            ______
                                                                         Y/N

     C. [_] Scheduled premium variable life contracts?(Y/N)             ______
                                                                         Y/N

     D. [_] Flexible premium variable life contracts?(Y/N)              ______
                                                                         Y/N

     E. [_] Other types of insurance products registered under the
            Securities Act of 1933?(Y/N)                                ______
                                                                         Y/N

118: [_] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933  70
                                                                        ------

119. [_] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period                                              ______

120. [_] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                              $______

121. [_] State the number of series for which a current prospectus was
         in existence at the end of the period                            65
                                                                        ------

122. [_] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                   57
                                                                        ------

                                       49

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For period ending 12/31/02                            If filing more than one
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File number 811-8561
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123. [_] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                        $ 273,310
                                                                        --------
124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                              $________

125. [_] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                  $   5,782
                                                                        --------

126. [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series.) ($000's omitted)           $________

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                             Number of     Total Assets     Total Income
                                               Series        ($000's       Distributions
                                             Investing       omitted)     ($000's omitted)
                                          --------------- --------------- ---------------
A.   U.S. Treasury direct issue               _____        $___________    $___________

B.   U.S. Government agency                   _____        $___________    $___________

C.   State and municipal tax-free             _____        $___________    $___________

D.   Public utility debt                      _____        $___________    $___________

E.   Brokers or dealers debt or debt
     of brokers' or dealers' parent           _____        $___________    $___________

F.   All other corporate intermed.
     & long-term debt                         _____        $___________    $___________

G.   All other corporate short-term debt      _____        $___________    $___________

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers         _____        $___________    $___________

I.   Investment company equity securities      _____        $___________    $___________

J.   All other equity securities                70          $  1,030,328    $___________
                                               -----         -----------

K.   Other securities                          _____        $___________    $___________

L.   Total assets of all series of
     registrant                                 70          $  1,030,328    $___________
                                               -----         -----------


                                       50

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For period ending 12/31/02                            If filing more than one
                  --------                             Page 51, "X" box: [_]
File number 811-8561
                ----
128.  [_]   Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer?(Y/N)          ______
                                                                          Y/N

            [If answer is "N"(No), go to item 131.]

129.  [_]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or
            interest at the end of the current period?(Y/N)              ______
                                                                          Y/N

            [If answer is "N" (No), go to item 131.]

130.  [_]   In computations of NAV or offering price per unit, is any
            part of the value attributed to instruments identified in
            item 129 derived from insurance or guarantees?(Y/N)          ______
                                                                          Y/N

131.  [_]   Total expenses incurred by all series of Registrant
            during the current reporting period ($000's omitted)         $ 1,609
                                                                          ------

132.  [_]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-____        811-____        811-____      811-____       811-_____

     811-____        811-____        811-____      811-____       811-_____

     811-____        811-____        811-____      811-____       811-_____

     811-____        811-____        811-____      811-____       811-_____

     811-____        811-____        811-____      811-____       811-_____

     811-____        811-____        811-____      811-____       811-_____

     811-____        811-____        811-____      811-____       811-_____

     811-____        811-____        811-____      811-____       811-_____

                                       51

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2003.

AMERICAN GENERAL LIFE INSURANCE
COMPANY SEPARATE ACCOUNT VL-R
   (Name of Registrant)

BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
             (Name of Depositor)

By:  /s/ ROBERT F. HERBERT, JR.                Witness:  /s/ LAUREN W. JONES
    ----------------------------------                  ------------------------
         Robert F. Herbert, Jr.                           Lauren W. Jones
         Senior Vice President,                           Assistant Secretary
         Treasurer & Controller                           American General Life
         American General Life                               Insurance Company
              Insurance Company